SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Three Months Ended September 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	63,490	12,328	26,018	—	101,836	(26,018)	75,818
Vessel operating expenses	(9,542)	(5,198)	(5,686)	—	(20,426)	5,686	(14,740)
Voyage and commission expenses	(1,002)	(683)	—	—	(1,685)	—	(1,685)
Administrative expenses(4)	(1,870)	(1,240)	(223)	—	(3,333)	223	(3,110)
Amount invoiced under sales-type lease	4,600	—	—	—	4,600	(4,600)	—
Adjusted EBITDA	55,676	5,207	20,109	—	80,992	(24,709)	56,283
Balance sheet (at end of period):
Total assets (5)	1,090,228	516,802	196,045	318,558	2,121,633	—	2,121,633

	Nine Months Ended September 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	181,719	41,370	78,054	—	301,143	(78,054)	223,089
Vessel operating expenses	(31,405)	(15,058)	(17,802)	—	(64,265)	17,802	(46,463)
Voyage and commission expenses	(3,236)	(1,928)	(230)	—	(5,394)	230	(5,164)
Administrative expenses(4)	(6,194)	(4,033)	(730)	—	(10,957)	730	(10,227)
Amount invoiced under sales-type lease	6,900	—	—	—	6,900	(6,900)	—
Adjusted EBITDA	147,784	20,351	59,292	—	227,427	(66,192)	161,235

	Three Months Ended September 30, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	96,836	11,396	23,736	—	131,968	(23,736)	108,232
Vessel operating expenses	(10,317)	(6,055)	(5,049)	—	(21,421)	5,049	(16,372)
Voyage and commission expenses	(1,146)	(1,166)	(655)	—	(2,967)	655	(2,312)
Administrative expenses(4)	(1,810)	(1,134)	(1,063)	—	(4,007)	1,063	(2,944)
Adjusted EBITDA	83,563	3,041	16,969	—	103,573	(16,969)	86,604
Balance sheet (at end of period):
Total assets (5)	1,112,411	537,239	208,554	404,667	2,262,871	—	2,262,871

	Nine Months Ended September 30, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	232,370	34,277	23,736	—	290,383	(23,736)	266,647
Vessel operating expenses	(32,755)	(16,623)	(5,049)	—	(54,427)	5,049	(49,378)
Voyage and commission expenses	(3,898)	(3,343)	(655)	—	(7,896)	655	(7,241)
Administrative expenses(4)	(6,479)	(3,661)	(1,063)	—	(11,203)	1,063	(10,140)
Adjusted EBITDA	189,238	10,650	16,969	—	216,857	(16,969)	199,888

(1) Relates to the effective revenues, expenses and EBITDA attributable to our 50% ownership of the Hilli Common Units that was acquired in July 2018 (see note 9). The earnings attributable to our investment in Hilli LLC is reported in the equity in net earnings of affiliate on our consolidated income statement.
(2) Relates to assets not allocated to a segment, but included to reconcile to the total assets in our consolidated balance sheet.
(3) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease.
(4) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relates to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(5) Total assets by segment refers to our principal assets being that of our vessels, including the net investment in leased vessel.